INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY	Inventory consists of the following:
	December 31, 2022	December 31, 2021
Raw material	$42,586	$22,885
Finished goods	7,260	4,242
Total inventory	$49,846	$27,127